SCHEDULE OF ESTIMATED USEFUL LIFE (Details)	Sep. 30, 2025	Dec. 31, 2024
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and equipment, Useful life	3 years	3 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and equipment, Useful life	5 years	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and equipment, Useful life	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and equipment, Useful life	5 years
Renovation [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and equipment, Useful life	5 years	5 years